SHAREHOLDERS' EQUITY (Narrative)(Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair value of options granted	$ 4.93	$ 5.32	$ 5.94
RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Vesting percentage	25.00%
Unrecognized compensation cost related to unvested restricted shares	$ 443
Unrecognized compensation cost, recognition period	4 years
RSUs issued	406,940	346,619	331,451
RSUs vested	320,973	236,224	153,812
RSUs cancelled	5,442	3,425	1,350
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Unrecognized compensation cost related to non-vested employee options	$ 2,014
Unrecognized compensation cost, recognition period	4 years
Maximum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options term	10 years